SHARE CAPITAL - Summary of Common Shares Reserves Issue (Detail)	6 Months Ended
Jun. 30, 2021 shares
Disclosure of fair value measurement of equity [abstract]
Common shares outstanding	110,927,690
Available for issuance of common share outstanding	16,639,154
Available for issuance of common share outstanding, Percentage	15.00%
Reserved for stock options	(5,396,145)
Reserved for RSUs	(1,914,981)
Remainder available to reserve for future grants	9,328,028